Intangible Assets - Sensitivity to Changes in Assumptions (Details)	12 Months Ended
Dec. 31, 2021 MXN ($) item
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points | item	0.50
Impairment charge on goodwill	$ 0
Change in WACC	0.10%
Change in Sales Growth CAGR	(0.50%)
Effect on Valuation	Passes by 1.60x
Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points	1
Impairment charge on goodwill	$ 0
FEMSA Comercio - Health Division
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total carrying amount of goodwill	$ 7,785,000,000
Mexico | Cash Generating Units | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.20%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 6.8x
Colombia | Cash Generating Units | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.20%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 4.2x
Costa Rica | Cash Generating Units | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.40%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 3.1x
Guatemala | Cash Generating Units | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.20%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 54.5x
Nicaragua | Cash Generating Units | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.50%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 1.0x
Panama | Cash Generating Units | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.10%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 8.2x
Argentina | Cash Generating Units | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.80%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 10.0x
Brazil | Cash Generating Units | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.20%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 2.7x
Uruguay | Cash Generating Units | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.10%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 4.4x
United States | Cash Generating Units
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points	0.50
Change in Sales Growth CAGR	(0.50%)
Effect on Valuation	Passes by 1.13x